REVENUE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	$ 37	$ 44
Transaction price allocated to remaining performance obligations	10,600
Take-or-Pay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	9	$ 8
Not Later than Five Years | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	1,100
Not Later than Five Years | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	962
Later than Five Years Not Later than Twenty Three Years | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	1,000
Later than Five Years Not Later than Twenty Three Years | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 7